Consolidated Statements of Cash Flow (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Repayment of, and finance costs on, long-term debt obligations	$ 501
3.25% senior notes [member]
Repayment of, and finance costs on, long-term debt obligations	$ 500